Components of Accumulated Other Comprehensive Loss (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Selling, general and administrative expenses	$ 284,737	$ 482,117	$ 502,789
Total costs and expenses	1,997,001	3,038,613	3,229,577
Income tax expense	30,366	31,975	31,678
Net Loss	17,676	223,095	259,297
Reclassification out of Accumulated Other Comprehensive Income [Member] | Cumulative Unrecognized Actuarial Losses on Pension Obligations
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Total costs and expenses	17,728	22,082
Income tax expense	(1,297)	(2,243)
Net Loss	16,431	19,839
Reclassification out of Accumulated Other Comprehensive Income [Member] | Amortization of Actuarial Losses
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Selling, general and administrative expenses	11,556	12,435
Cost of services and products sold	5,898	9,064
Reclassification out of Accumulated Other Comprehensive Income [Member] | Amortization of Prior Service Costs
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Selling, general and administrative expenses	103	298
Cost of services and products sold	171	285
Reclassification out of Accumulated Other Comprehensive Income [Member] | Effective Portion of Derivatives Designated as Hedging Instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Cost of services and products sold	4	11
Income tax expense	0	(3)
Net Loss	4	8
Reclassification out of Accumulated Other Comprehensive Income [Member] | Harsco Infrastructure [Member] | Infrastructure Transaction Strategic Venture [Member] | Cumulative Unrecognized Actuarial Losses on Pension Obligations
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Loss on disposal of Harsco Infrastructure Segment and transaction costs	0	20,184
Income tax expense	0	0
Net Loss	0	20,184
Reclassification out of Accumulated Other Comprehensive Income [Member] | Harsco Infrastructure [Member] | Infrastructure Transaction Strategic Venture [Member] | Effective Portion of Derivatives Designated as Hedging Instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Loss on disposal of Harsco Infrastructure Segment and transaction costs	0	(34)
Income tax expense	0	13
Net Loss	0	(21)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Harsco Infrastructure [Member] | Infrastructure Transaction Strategic Venture [Member] | Cumulative Foreign Exchange Translation Adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Loss on disposal of Harsco Infrastructure Segment and transaction costs	(1,447)	(15,979)
Income tax expense	0	0
Net Loss	(1,447)	(15,979)
Foreign Exchange Contract [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Cumulative Foreign Exchange Translation Adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other Expenses	2,205	0
Income tax expense	0	0
Net Loss	$ 2,205	$ 0